Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 23, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Dec. 15, 2015	Aug. 31, 2015
C000163612
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,190,900
C000163610
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $29,053
Account Value	$ 29,053				$ 25,090				$ 20,902				$ 18,578				$ 20,706			$ 15,369	$ 13,202	$ 13,576	$ 12,345	$ 10,452	$ 9,425
C000163611
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $28,662
Account Value	$ 28,662				24,919				20,913				18,726				21,030			15,731	13,605	14,106	12,921	11,000	10,000
C000163613
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $32,182
Account Value	$ 32,182				27,672				22,942				20,307				22,520			16,639	14,223	14,562	13,177	11,120	10,000
C000069472
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,855,400
C000069470
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,039
Account Value	$ 17,039				14,106				12,094				12,456				16,481			14,246	12,918	13,151	13,527	10,865		$ 9,425
C000069471
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,781
Account Value	$ 16,781				13,996				12,086				12,553				16,729			14,566	13,306	13,647	14,143	11,446		10,000
C000090015
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $17,359
Account Value	$ 17,359				14,430				12,424				12,847				17,069			14,816	13,487	13,788	14,238	11,488		10,000
C000125074
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $18,720
Account Value	$ 18,720				15,446				13,200				13,548				17,857			15,372	13,884	14,088	14,444	11,564		10,000
C000063561
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,466,500
C000063559
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $22,429
Account Value	$ 22,429				20,026				16,947				16,600				16,644			13,510	13,358	13,010	11,805	10,619		9,425
C000063560
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $22,068
Account Value	$ 22,068				19,855				16,916				16,702				16,868			13,798	13,745	13,488	12,333	11,177		10,000
C000090014
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $23,120
Account Value	$ 23,120				20,704				17,561				17,262				17,351			14,127	14,012	13,684	12,447	11,226		10,000
C000228873
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $25,268
Account Value	$ 25,268				22,344				18,705				18,130				18,035			14,589	14,369	13,943	12,609	11,303		10,000
C000021351
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $27,134
Account Value	$ 27,134				22,781				18,025				16,119				22,921			17,357	13,757	14,088	12,461	10,668		10,000
C000021352
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $26,628
Account Value	$ 26,628				22,396				17,756				15,913				22,674			17,206	13,666	14,020	12,420	10,650		10,000
C000021353
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $26,139
Account Value	$ 26,139				22,040				17,510				15,725				22,442			17,068	13,578	13,952	12,389	10,633		10,000
C000027739
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,756,700
C000090012
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $25,063
Account Value	$ 25,063				21,087				16,719				14,981				21,348			16,206	12,872	13,204	11,705	10,040		9,425
C000090013
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $24,678
Account Value	$ 24,678				20,911				16,708				15,085				21,657			16,563	13,255	13,700	12,241	10,575		10,000
C000021336
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $24,715
Account Value	$ 24,715				25,381				22,080				20,138				23,589			17,751	15,643	15,561	12,279	11,143		10,000
C000021337
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $24,504
Account Value	$ 24,504				25,191				21,932				20,025				23,477			17,682	15,596	15,529	12,262	11,135		10,000
C000021338
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $23,882
Account Value	$ 23,882				24,613				21,486				19,663				23,115			17,455	15,433	15,405	12,196	11,106		10,000
C000021339
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,512,300
C000125070
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $25,351
Account Value	$ 25,351				25,965				22,531				20,498				23,949			17,975	15,803	15,678	12,339	11,169		10,000
C000228870
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $25,604
Account Value	$ 25,604				26,039				22,432				20,264				23,589			17,751	15,643	15,561	12,279	11,143		10,000
C000121825
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $19,552
Account Value	$ 19,552				18,144				15,012				13,086				18,032			14,060	12,185	12,723	12,131	10,460		10,000
C000121826
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $19,445
Account Value	$ 19,445				18,066				14,954				13,041				17,986			14,033	12,159	12,712	12,125	10,459		10,000
C000021340
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,992,000
C000121822
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,117
Account Value	$ 18,117				16,847				13,955				12,181				16,809			13,127	11,388	11,899	11,357	9,848		9,425
C000121823
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,831
Account Value	$ 17,831				16,702				13,951				12,262				17,051			13,418	11,728	12,352	11,871	10,370		10,000
C000130576
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $20,127
Account Value	$ 20,127				18,632				15,370				13,348				18,330			14,257	12,300	12,806	12,166	10,502		10,000
C000228871
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $20,501
Account Value	$ 20,501				18,852				15,442				13,315				18,216			14,181	12,253	12,757	12,136	10,478		10,000
C000034262
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $19,387
Account Value	$ 19,387				18,129				15,130				13,225				18,098			14,126	12,149	12,599	11,979	10,365		10,000
C000035184
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,008,500
C000057306
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,268
Account Value	$ 18,268				17,083				14,250				12,463				17,047			13,311	11,453	11,878	11,299	9,774		9,425
C000057307
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,969
Account Value	$ 17,969				16,926				14,230				12,538				17,281			13,596	11,785	12,318	11,801	10,289		10,000
C000077166
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $18,876
Account Value	$ 18,876				17,705				14,807				12,984				17,801			13,935	12,020	12,496	11,910	10,333		10,000
C000160231
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $20,116
Account Value	$ 20,116				18,732				15,560				13,542				18,446			14,338	12,279	12,672	12,002	10,365		10,000
C000087774
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,436,100
C000087772
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $22,128
Account Value	$ 22,128				20,069				18,401				17,414				20,707			12,877	12,030	13,545	11,233	9,667		9,425
C000087773
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $21,794
Account Value	$ 21,794				19,912				18,396				17,538				21,010			13,166	12,402	14,057	11,749	10,185		10,000
C000150163
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $24,544
Account Value	$ 24,544				22,154				20,224				19,035				22,524			13,943	12,972	14,528	12,005	10,296		10,000
C000021354
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $43,005
Account Value	$ 43,005				36,292				29,080				24,637				29,740			21,949	16,168	15,541	12,753	10,845		10,000
C000021355
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $42,224
Account Value	$ 42,224				35,716				28,679				24,342				29,436			21,771	16,062	15,478	12,712	10,831		10,000
C000021356
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $41,013
Account Value	$ 41,013				34,811				28,076				23,934				28,995			21,486	15,894	15,371	12,667	10,803		10,000
C000027740
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $4,371,000
C000077157
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $39,686
Account Value	$ 39,686				33,566				26,958				22,884				27,682			20,483	15,117	14,566	11,971	10,207		9,425
C000077158
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $39,123
Account Value	$ 39,123				33,337				26,967				23,061				28,113			20,954	15,575	15,122	12,524	10,747		10,000
C000077160
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $40,945
Account Value	$ 40,945				34,728				27,965				23,804				28,889			21,436	15,872	15,334	12,638	10,800		10,000
C000210977
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $43,594
Account Value	$ 43,594				36,699				29,338				24,793				29,877			22,014	16,176	15,541	12,753	10,845		10,000
C000021333
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $30,455
Account Value	$ 30,455				28,140				24,595				23,299				24,366			16,238	15,730	14,805	13,113	11,316		10,000
C000021334
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $29,905
Account Value	$ 29,905				27,686				24,247				23,015				24,116			16,104	15,627	14,738	13,079	11,297		10,000
C000021335
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $29,452
Account Value	$ 29,452				27,310				23,950				22,768				23,892			15,984	15,533	14,668	13,031	11,281		10,000
C000027735
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,094,900
C000090001
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $28,096
Account Value	$ 28,096				26,015				22,788				21,636				22,674			15,150	14,705	13,874	12,312	10,646		9,425
C000089999
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $27,691
Account Value	$ 27,691				25,836				22,797				21,807				23,023			15,494	15,150	14,395	12,872	11,209		10,000
C000090000
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $28,994
Account Value	$ 28,994				26,924				23,644				22,509				23,650			15,845	15,422	14,586	12,978	11,258		10,000
C000150162
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $30,962
Account Value	$ 30,962				28,537				24,876				23,514				24,526			16,309	15,752	14,805	13,113	11,316		10,000
C000228869
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $31,268
Account Value	$ 31,268				28,687				24,886				23,406				24,366			16,238	15,730	14,805	13,113	11,316		10,000
C000021357
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $29,137
Account Value	$ 29,137				23,601				19,611				18,782				25,017			18,446	15,126	14,428	11,383	9,830		10,000
C000021358
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $28,905
Account Value	$ 28,905				23,444				19,493				18,693				24,918			18,385	15,089	14,400	11,371	9,823		10,000
C000021359
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $28,182
Account Value	$ 28,182				22,912				19,112				18,362				24,544			18,156	14,935	14,288	11,311	9,796		10,000
C000027741
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,964,000
C000077161
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,910
Account Value	$ 26,910				21,842				18,198				17,462				23,307			17,211	14,142	13,513	10,684	9,244		9,425
C000077162
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,493
Account Value	$ 26,493				21,662				18,187				17,577				23,645			17,590	14,565	14,016	11,169	9,738		10,000
C000077164
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $27,830
Account Value	$ 27,830				22,653				18,920				18,202				24,351			18,034	14,860	14,232	11,285	9,788		10,000
C000125073
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $29,914
Account Value	$ 29,914				24,176				20,040				19,144				25,427			18,698	15,292	14,536	11,446	9,856		10,000
C000021347
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $19,127
Account Value	$ 19,127				17,984				15,668				15,083				15,658			10,161	12,111	13,917	12,404	10,585		10,000
C000021348
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $18,802
Account Value	$ 18,802				17,721				15,478				14,932				15,539			10,099	12,060	13,867	12,363	10,580		10,000
C000027737
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,952,500
C000090009
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,746
Account Value	$ 17,746				16,724				14,610				14,096				14,665			9,538	11,379	13,083	11,658	9,968		9,425
C000090010
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,470
Account Value	$ 17,470				16,587				14,599				14,195				14,883			9,747	11,717	13,576	12,191	10,501		10,000
C000090011
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $18,364
Account Value	$ 18,364				17,347				15,192				14,699				15,329			9,992	11,955	13,775	12,308	10,554		10,000
C000210976
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $19,443
Account Value	$ 19,443				18,246				15,869				15,242				15,783			10,219	12,135	13,917	12,404	10,585		10,000
C000082272
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,271,200
C000082270
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $29,705
Account Value	$ 29,705				26,605				21,258				18,917				22,234			16,386	14,920	14,551	12,257	10,226		9,425
C000082271
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $29,287
Account Value	$ 29,287				26,409				21,265				19,049				22,566			16,758	15,369	15,100	12,815	10,773		10,000
C000228874
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $33,619
Account Value	$ 33,619				29,763				23,513				20,679				24,128			17,710	16,066	15,611	13,102	10,894		10,000
C000021349
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $33,803
Account Value	$ 33,803				29,392				22,335				19,466				22,555			16,776	14,448	14,848	12,545	11,049		10,000
C000021350
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $33,232
Account Value	$ 33,232				28,951				22,032				19,243				22,337			16,643	14,353	14,776	12,508	11,029		10,000
C000027738
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,442,200
C000077156
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $31,257
Account Value	$ 31,257				27,238				20,730				18,106				21,020			15,667	13,513	13,917	11,780	10,392		9,425
C000077153
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $30,781
Account Value	$ 30,781				27,025				20,727				18,239				21,331			16,015	13,919	14,441	12,316	10,944		10,000
C000077155
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $32,343
Account Value	$ 32,343				28,252				21,565				18,881				21,975			16,415	14,197	14,654	12,435	11,001		10,000
C000125072
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $34,720
Account Value	$ 34,720				30,114				22,819				19,837				22,926			17,005	14,599	14,963	12,611	11,078		10,000
C000244622
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $34,277
Account Value	$ 34,277				29,565				22,335				19,466				22,555			16,776	14,448	14,848	12,545	11,049		10,000
C000021342
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $19,278
Account Value	$ 19,278				20,048				16,421				18,250				20,475			15,267	15,925	13,138	12,511	12,159		10,000
C000021341
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,964,600
C000090002
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,855
Account Value	$ 17,855				18,609				15,258				16,988				19,093			14,261	14,903	12,315	11,740	11,439		9,425
C000090003
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,581
Account Value	$ 17,581				18,454				15,250				17,103				19,373			14,572	15,352	12,781	12,272	12,045		10,000
C000090004
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $18,479
Account Value	$ 18,479				19,297				15,876				17,713				19,955			14,942	15,659	12,967	12,400	12,103		10,000
C000125071
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $19,825
Account Value	$ 19,825				20,552				16,782				18,597				20,806			15,475	16,098	13,244	12,571	12,185		10,000
C000228872
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $19,973
Account Value	$ 19,973				20,566				16,683				18,354				20,475			15,267	15,925	13,138	12,511	12,159		10,000
C000021330
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $28,951
Account Value	$ 28,951				28,565				21,822				21,511				26,870			21,001	17,046	16,381	11,813	9,684		10,000
C000021331
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $28,424
Account Value	$ 28,424				28,115				21,532				21,273				26,638			20,859	16,954	16,304	11,776	9,673		10,000
C000021332
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class $28,007
Account Value	$ 28,007				27,745				21,283				21,054				26,405			20,709	16,856	16,238	11,745	9,660		10,000
C000027734
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,957,300
C000077149
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,878
Account Value	$ 26,878				26,591				20,369				20,124				25,199			19,735	16,033	15,416	11,122	9,126		9,425
C000077150
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,458
Account Value	$ 26,458				26,372				20,353				20,261				25,562			20,167	16,504	15,993	11,626	9,608		10,000
C000077152
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $27,819
Account Value	$ 27,819				27,590				21,187				20,981				26,342			20,680	16,841	16,235	11,740	9,656		10,000
C000205810
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $29,500
Account Value	$ 29,500				29,047				22,147				21,781				27,150			21,163	17,115	16,381	11,813	9,684		10,000
C000225949
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,306,300
C000225950
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,119
Account Value	$ 12,119	$ 11,609	$ 11,505	$ 12,204	11,788	$ 11,136	$ 10,409	$ 9,257	9,408	$ 8,936	$ 8,785	$ 8,931	8,299	$ 8,582	$ 9,195	$ 10,226	10,679	$ 9,727	$ 9,425
C000225951
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,438
Account Value	$ 12,438	11,937	11,857	12,598	12,188	11,547	10,807	9,636	9,806	9,326	9,186	9,356	8,715	9,026	9,686	10,790	11,290	10,300	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,787,100
Account Value	$ 3,787,100				3,268,100				2,570,600				2,217,100				2,497,500			1,904,100	1,561,500	1,517,200	1,267,900	1,090,800	1,000,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Account Value	$ 37,871				32,681				25,706				22,171				24,975			19,041	15,615	15,172	12,679	10,908	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Account Value	$ 37,871				32,681				25,706				22,171				24,975			19,041	15,615	15,172	12,679	10,908	10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Account Value	$ 37,871				32,681				25,706				22,171				24,975			19,041	15,615	15,172	12,679	10,908	$ 10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $1,952,000
Account Value	$ 1,952,000				1,671,200				1,452,300				1,434,400				1,834,300			1,514,500	1,322,800	1,383,200	1,392,600	1,118,300		1,000,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Account Value	$ 19,520				16,712				14,523				14,344				18,343			15,145	13,228	13,832	13,926	11,183		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Account Value	$ 19,520				16,712				14,523				14,344				18,343			15,145	13,228	13,832	13,926	11,183		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Account Value	$ 19,520				16,712				14,523				14,344				18,343			15,145	13,228	13,832	13,926	11,183		10,000
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Account Value	$ 19,520				16,712				14,523				14,344				18,343			15,145	13,228	13,832	13,926	11,183		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,815,100
Account Value	$ 3,815,100				3,282,200				2,592,600				2,246,600				2,581,200			1,951,800	1,593,300	1,554,500	1,297,400	1,116,900		1,000,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656				24,748				20,048				17,594				20,916			16,260	13,954	13,993	12,560	10,724		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656				24,748				20,048				17,594				20,916			16,260	13,954	13,993	12,560	10,724		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656				24,748				20,048				17,594				20,916			16,260	13,954	13,993	12,560	10,724		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $2,865,600
Account Value	$ 2,865,600				2,474,800				2,004,800				1,759,400				2,091,600			1,626,000	1,395,400	1,399,300	1,256,000	1,072,400		1,000,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656				24,748				20,048				17,594				20,916			16,260	13,954	13,993	12,560	10,724		10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Account Value	$ 28,656				24,748				20,048				17,594				20,916			16,260	13,954	13,993	12,560	10,724		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Account Value	$ 3,702,000				3,195,800				2,533,400				2,207,600				2,545,800			1,913,500	1,575,700	1,555,300	1,293,400	1,114,400		1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,042,400
Account Value	$ 2,042,400				1,793,600				1,502,200				1,273,900				1,588,400			1,259,400	1,186,600	1,226,600	1,175,000	998,800		1,000,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,042,400
Account Value	$ 2,042,400				1,793,600				1,502,200				1,273,900				1,588,400			1,259,400	1,186,600	1,226,600	1,175,000	998,800		1,000,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Account Value	$ 20,424				17,936				15,022				12,739				15,884			12,594	11,866	12,266	11,750	9,988		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Account Value	$ 3,702,000				3,195,800				2,533,400				2,207,600				2,545,800			1,913,500	1,575,700	1,555,300	1,293,400	1,114,400		1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Account Value	$ 3,907,600				3,372,100				2,652,400				2,287,600				2,577,000			1,964,700	1,611,200	1,565,500	1,308,200	1,125,500		1,000,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,815,100
Account Value	$ 3,815,100				3,282,200				2,592,600				2,246,600				2,581,200			1,951,800	1,593,300	1,554,500	1,297,400	1,116,900		1,000,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Account Value	$ 38,151				32,822				25,926				22,466				25,812			19,518	15,933	15,545	12,974	11,169		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Account Value	$ 3,702,000				3,195,800				2,533,400				2,207,600				2,545,800			1,913,500	1,575,700	1,555,300	1,293,400	1,114,400		1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Account Value	$ 3,702,000				3,195,800				2,533,400				2,207,600				2,545,800			1,913,500	1,575,700	1,555,300	1,293,400	1,114,400		1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Account Value	$ 3,907,600				3,372,100				2,652,400				2,287,600				2,577,000			1,964,700	1,611,200	1,565,500	1,308,200	1,125,500		1,000,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Account Value	$ 3,907,600				3,372,100				2,652,400				2,287,600				2,577,000			1,964,700	1,611,200	1,565,500	1,308,200	1,125,500		1,000,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Account Value	$ 3,907,600				3,372,100				2,652,400				2,287,600				2,577,000			1,964,700	1,611,200	1,565,500	1,308,200	1,125,500		1,000,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Account Value	$ 39,076				33,721				26,524				22,876				25,770			19,647	16,112	15,655	13,082	11,255		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Account Value	$ 3,702,000				3,195,800				2,533,400				2,207,600				2,545,800			1,913,500	1,575,700	1,555,300	1,293,400	1,114,400		1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Account Value	$ 37,020				31,958				25,334				22,076				25,458			19,135	15,757	15,553	12,934	11,144		10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $1,653,300
Account Value	$ 1,653,300	1,504,600	1,512,700	1,542,200	1,427,200	1,330,100	1,287,100	1,146,800	1,131,400	1,042,600	1,000,800	1,018,400	985,900	1,021,800	1,088,700	1,141,700	1,136,900	1,060,800	1,000,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,533
Account Value	$ 16,533	15,046	15,127	15,422	14,272	13,301	12,871	11,468	11,314	10,426	10,008	10,184	9,859	10,218	10,887	11,417	11,369	10,608	10,000
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,533
Account Value	$ 16,533	$ 15,046	$ 15,127	$ 15,422	14,272	$ 13,301	$ 12,871	$ 11,468	11,314	$ 10,426	$ 10,008	$ 10,184	9,859	$ 10,218	$ 10,887	$ 11,417	11,369	$ 10,608	$ 10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,646,100
Account Value	$ 2,646,100				2,420,300				1,997,800				1,839,700				1,961,800			1,437,800	1,425,800	1,417,100	1,260,000	1,129,200		1,000,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Account Value	$ 2,341,600				2,164,800				1,827,300				1,746,100				2,126,400			1,445,700	1,363,600	1,565,400	1,247,900	1,085,900		1,000,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,287,100
Account Value	$ 2,287,100				2,161,100				1,812,300				1,773,800				1,974,900			1,238,200	1,319,300	1,550,100	1,291,200	1,138,000		1,000,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Account Value	$ 2,341,600				2,164,800				1,827,300				1,746,100				2,126,400			1,445,700	1,363,600	1,565,400	1,247,900	1,085,900		1,000,000
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Account Value	$ 22,871				21,611				18,123				17,738				19,749			12,382	13,193	15,501	12,912	11,380		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Account Value	$ 22,871				21,611				18,123				17,738				19,749			12,382	13,193	15,501	12,912	11,380		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Account Value	$ 22,871				21,611				18,123				17,738				19,749			12,382	13,193	15,501	12,912	11,380		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $5,199,500
Account Value	$ 5,199,500				4,241,800				3,244,100				2,660,500				3,286,900			2,557,400	1,771,800	1,699,200	1,335,500	1,105,400		1,000,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Account Value	$ 51,995				42,418				32,441				26,605				32,869			25,574	17,718	16,992	13,355	11,054		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,646,100
Account Value	$ 2,646,100				2,420,300				1,997,800				1,839,700				1,961,800			1,437,800	1,425,800	1,417,100	1,260,000	1,129,200		1,000,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Account Value	$ 26,461				24,203				19,978				18,397				19,618			14,378	14,258	14,171	12,600	11,292		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $3,381,800
Account Value	$ 3,381,800				2,674,900				2,246,600				1,988,100				2,711,900			2,006,300	1,623,800	1,532,400	1,225,400	1,070,000		1,000,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,809,300
Account Value	$ 2,809,300				2,495,400				2,076,800				1,916,300				2,249,700			1,592,800	1,465,000	1,457,000	1,235,900	1,099,100		1,000,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Account Value	$ 33,818				26,749				22,466				19,881				27,119			20,063	16,238	15,324	12,254	10,700		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,467,100
Account Value	$ 2,467,100				2,279,400				1,896,500				1,795,100				1,946,900			1,347,400	1,365,200	1,409,300	1,250,900	1,128,800		1,000,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,809,300
Account Value	$ 2,809,300				2,495,400				2,076,800				1,916,300				2,249,700			1,592,800	1,465,000	1,457,000	1,235,900	1,099,100		1,000,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Account Value	$ 24,671				22,794				18,965				17,951				19,469			13,474	13,652	14,093	12,509	11,288		10,000
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Account Value	$ 28,093				24,954				20,768				19,163				22,497			15,928	14,650	14,570	12,359	10,991		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $1,960,800
Account Value	$ 1,960,800				1,988,500				1,637,500				1,774,400				1,966,200			1,444,700	1,571,300	1,359,500	1,277,000	1,253,700		1,000,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Account Value	$ 19,608				19,885				16,375				17,744				19,662			14,447	15,713	13,595	12,770	12,537		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $2,312,900
Account Value	$ 2,312,900				2,093,600				1,779,200				1,666,300				2,229,400			1,644,000	1,401,800	1,575,400	1,205,200	1,035,500		1,000,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Account Value	$ 2,341,600				2,164,800				1,827,300				1,746,100				2,126,400			1,445,700	1,363,600	1,565,400	1,247,900	1,085,900		1,000,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				21,648				18,273				17,461				21,264			14,457	13,636	15,654	12,479	10,859		10,000
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Account Value	$ 23,129				20,936				17,792				16,663				22,294			16,440	14,018	15,754	12,052	10,355		10,000
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Account Value	$ 23,416				$ 21,648				$ 18,273				$ 17,461				$ 21,264			$ 14,457	$ 13,636	$ 15,654	$ 12,479	$ 10,859		$ 10,000